Concentrations	9 Months Ended
Sep. 30, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 10: Concentrations

For the nine months ended September 30, 2020, two customers represented approximately 74% and 19% of the Company’s sponsorship revenue. For the nine months ended September 30, 2019, two customers represented approximately 68% and 18% of the Company’s sponsorship revenue. At September 30, 2020, three customers represented approximately 64%, 17%, and 13% of the Company’s accounts receivable. At December 31, 2019, two customers represented approximately 43% and 33% of the Company’s accounts receivable.

At any point in time, the Company can have funds in their operating accounts and restricted cash accounts that are with third party financial institutions. These balances in the U.S. may exceed the Federal Deposit Insurance Corporation insurance limits. While the Company monitors the cash balances in their operating accounts, these cash and restricted cash balances could be impacted if the underlying financial institutions fail or could be subject to other adverse conditions in the financial markets.